Regulatory Matters - Schedule of Additional Significant Riders Associated with Virginia Power Projects (Detail) - Virginia Electric and Power Company $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Rider CCR
Public Utilities General Disclosures [Line Items]
Application Date	2023-02
Approval Date	Pending
Rate Year Beginning	2023-12
Total Revenue Requirement (millions)	$ 194
Increase (decrease) in revenue requirement	$ (37)
Rider CE
Public Utilities General Disclosures [Line Items]
Application Date	2022-10	[1]
Approval Date	April 2023	[1]
Rate Year Beginning	2023-05	[1]
Total Revenue Requirement (millions)	$ 89	[1]
Increase (decrease) in revenue requirement	$ 18	[1]
Rider GT
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	April 2023
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 14
Increase (decrease) in revenue requirement	$ (42)
Rider R
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	March 2022
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 55	[2]
Increase (decrease) in revenue requirement	$ (4)
Rider S
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	February 2022
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 191	[2]
Increase (decrease) in revenue requirement	$ (1)
Rider T1
Public Utilities General Disclosures [Line Items]
Application Date	2023-05	[3]
Approval Date	Pending	[3]
Rate Year Beginning	2023-09	[3]
Total Revenue Requirement (millions)	$ 879	[3]
Increase (decrease) in revenue requirement	$ 173	[3]
Rider U
Public Utilities General Disclosures [Line Items]
Application Date	2022-06	[4]
Approval Date	February 2023	[4]
Rate Year Beginning	2023-04	[4]
Total Revenue Requirement (millions)	$ 74	[4]
Increase (decrease) in revenue requirement	$ (21)	[4]
Rider US-3
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	April 2023
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 40
Increase (decrease) in revenue requirement	$ (10)
Rider US-4
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	April 2023
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 16
Increase (decrease) in revenue requirement	$ 1
Rider W
Public Utilities General Disclosures [Line Items]
Application Date	2022-06	[5]
Approval Date	February 2023	[5]
Rate Year Beginning	2023-04	[5]
Total Revenue Requirement (millions)	$ 105	[2],[5]
Increase (decrease) in revenue requirement	$ (16)	[5]

[1]	Associated with solar generation and energy storage projects requested for approval in October 2022 and certain small-scale solar projects in addition to previously approved Rider CE projects.
[2]	In May 2023, Virginia Power filed a notification with the Virginia Commission to combine Riders R, S and W, which have an aggregate revenue requirement of $351 million, into base rates effective July 2023 in accordance with legislation enacted in Virginia in April 2023.
[3]	Consists of $510 million for the transmission component of Virginia Power's base rates and $369 million for Rider T1.
[4]	Consists of previously approved phases of Rider U.
[5]	In February 2023, the Virginia Commission also approved Virginia Power's requested revenue requirement for the rate year beginning April 2024. However, as Virginia Power provided notification in May 2023 to combine Rider W into base rates as discussed above, Rider W will cease to be separately collected effective July 2023.